Annual Operating Expenses {- Fidelity Advisor® Value Fund} - 10.31 Fidelity Advisor Value Fund - AMCIZ PRO-15 - Fidelity Advisor® Value Fund	Dec. 30, 2022
Fidelity Advisor Value Fund-Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.61%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.29%
Total annual operating expenses	1.15%
Fee waiver and/or expense reimbursement	none	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.15%
Fidelity Advisor Value Fund-Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.61%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.29%
Total annual operating expenses	1.40%
Fee waiver and/or expense reimbursement	none	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.40%
Fidelity Advisor Value Fund-Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.61%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.32%
Total annual operating expenses	1.93%
Fee waiver and/or expense reimbursement	0.03%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.90%
Fidelity Advisor Value Fund - Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.61%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.27%
Total annual operating expenses	0.88%
Fee waiver and/or expense reimbursement	none	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.88%
Fidelity Advisor Value Fund-Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.61%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.76%
Fee waiver and/or expense reimbursement	0.01%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.75%

[1]

(a)The management fee is comprised of a basic fee of 0.53% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the Russell Midcap® Value Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]

(b)Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class C and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.90% and 0.75% (the Expense Caps). If at any time during the current fiscal year expenses for Class C and Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through February 29, 2024 . FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.